8. Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of the amounts of assets measured at fair value on a recurring basis
	Level 1	Level 2	Level 3	Total
At June 30, 2015
Cash in trading accounts, net	$8,481,124	$–	$–	$8,481,124
Marketable securities	1,080,837	–	–	1,080,837
Investment in convertible notes	–	–	1,680,297	1,680,297

At December 31, 2014
Cash in trading accounts, net	$19,663,833	$–	$–	$19,663,833
FTR positions, net	–	–	1,435,819	1,435,819
Marketable securities	311,586	–	–	311,586
Investment in convertible notes	–	–	1,604,879	1,604,879

The following table presents certain assets measured at fair value on a recurring basis as of the dates indicated:

	Level 1	Level 2	Level 3	Total
December 31, 2014
Cash in trading accounts, net	$19,551,333	$–	$–	$19,551,333
FTR positions, net	–	–	1,435,819	1,435,819
Marketable securities	311,586	–	–	311,586
Investment in convertible notes	–	–	1,604,879	1,604,879

December 31, 2013
Cash in trading accounts, net	$10,484,448	$–	$–	$10,484,448
Marketable securities	256,004	–	–	256,004
Mortgage note receivable	–	–	353,504	353,504

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
Balance - December 31, 2014	$3,040,698

Total gains and losses:
Included in other comprehensive income	–
Included in earnings	(1,435,819)
Purchases	75,418
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–

Balance - June 30, 2015	$1,680,297

Losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held as of June 30, 2015	$(1,435,819)

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
Balance - December 31, 2012	$–

Total gains and losses:
Included in other comprehensive income	–
Included in earnings	–
Purchases	353,504
Transfers into Level 3	–
Transfers out of Level 3	–
Balance - December 31, 2013	353,504

Total gains and losses:
Included in other comprehensive income	–
Included in earnings	1,435,819
Purchases	1,604,879
Transfers into Level 3	–
Transfers out of Level 3*	(353,504)
Balance - December 31, 2014	$3,040,698

Gains for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held as of December 31, 2014	$1,435,819

Valuation techniques for Level 3
Type of Level 3 Asset	Fair Value at December 31, 2014	Valuation Techniques	Unobservable Inputs	Range of Inputs

FTRs	$ 1,435,819	Mark-to-model	Forward congestion prices	$(7.35) to $24.18 per MWh
Investment in convertible notes	$ 1,604,879	Private equity component: Discounted cash flow and market multiples for both comparable publicly traded companies and merger and acquisition transactions	Future cash flows	various
			Component costs of capital	6.92 to 12.80% for debt, 19.15% for equity
			Target capital structure	33% debt, 67% equity
			Marginal tax rate	40%
			Weighted average cost of capital	14.47%
			Price/sales ratio	0.71x to 3.80x
			Price/earnings ratio	17.08x to 49.19x
			Price/cash flow ratio	7.36x to 14.32x
			Price/assets ratio	1.69x
			Price/book ratio	1.37x to 3.23x
			Price/EBITDA ratio	6.48x
		Debt component: Comparable credits	Credit margins	3.00% to 10.27%
			Deferred financing costs	2.00% to 4.00%
		Embedded option: Black-Scholes option valuation model	Current stock price	$0.00 to $0.01/share
			Option exercise price	$0.01/share
			Risk-free rate	0.10%
			Stock price volatility	100%
			Time to expiration	5 years